Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Legal settlement receivables	$ 1,206
Prepaid insurance	669	219	$ 492
Prepaid expenses, other	124	230	541
Prepaid software	44	129	173
Prepaid materials	33	45
Deferred issuance costs, net		463
Other receivables, other	60	424	86
Total prepaid expenses and other current assets	$ 2,136	$ 1,510	$ 2,452